Financial Instruments - Fair Value and Risk Management - Summary of Remaining Contractual Maturities of Financial Liabilities (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 204,822	R$ 793,640	R$ 984,542
Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		606,983	805,732
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		191,630	175,141
3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		7,120	9,634
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		26,101	23,108
Long term debt [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		59,264
Long term debt [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		191,630
Long term debt [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		7,120
Long term debt [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		6,166
Trade accounts payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	87,003	337,120	365,835
Trade accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		339,660	369,493
Trade accounts payable [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Trade accounts payable [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Trade accounts payable [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Reverse factoring [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	11,685	45,276	148,928
Reverse factoring [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		45,629	150,625
Reverse factoring [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Reverse factoring [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Reverse factoring [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Accrued expenses [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	35,285	136,721	120,366
Accrued expenses [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		136,721	120,366
Accrued expenses [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Accrued expenses [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Accrued expenses [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Other Current Liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	6,635	25,709	31,017
Other Current Liabilities [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		25,709	31,017
Other Current Liabilities [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Other Current Liabilities [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Other Current Liabilities [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Provision for labor, civil and tax risks [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	5,145	19,935	12,523
Provision for labor, civil and tax risks [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Provision for labor, civil and tax risks [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Provision for labor, civil and tax risks [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		0
Provision for labor, civil and tax risks [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows		19,935	12,523
Loans and financing [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	$ 59,069	R$ 228,879	285,971
Loans and financing [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			114,356
Loans and financing [member] | 1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			175,141
Loans and financing [member] | 3-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			9,634
Loans and financing [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			10,558
Taxes and contributions payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			19,875
Taxes and contributions payable [member] | Up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			19,875
Other non current liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities			27
Other non current liabilities [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows			R$ 27